Consolidated Statements of Changes in Equity (Deficit) $ in Thousands, $ in Thousands	USD ($)	MXN ($)	Total USD ($)	Total MXN ($)	Certificates of Contribution “A” USD ($)	Certificates of Contribution “A” MXN ($)	Mexican Government contributions USD ($)	Mexican Government contributions MXN ($)	Legal reserve USD ($)	Legal reserve MXN ($)	Accumulated other comprehensive result Cumulative currency translation effect USD ($)	Accumulated other comprehensive result Cumulative currency translation effect MXN ($)	Accumulated other comprehensive result Actuarial (losses) gains on employee benefits effect USD ($)	Accumulated other comprehensive result Actuarial (losses) gains on employee benefits effect MXN ($)	Accumulated deficit, for the year USD ($)	Accumulated deficit, for the year MXN ($)	Accumulated deficit, from prior years USD ($)	Accumulated deficit, from prior years MXN ($)	Non- controlling interest USD ($)	Non- controlling interest MXN ($)
Beginning balance at Dec. 31, 2022		$ (1,768,822,225)		$ (1,768,533,615)		$ 1,029,592,293		$ 66,730,591		$ 1,002,130		$ 25,437,210		$ 26,300,178		$ 100,412,051		$ (3,018,008,068)		$ (288,610)
Transfer to accumulated deficit																(100,412,051)		100,412,051
Increase in Certificates of Contribution “A”		166,615,123		166,615,123		166,615,123
Total comprehensive (loss) income		(50,771,708)		(50,943,679)								(54,116,620)		(4,933,773)		8,106,714				171,971
Ending Balance at Dec. 31, 2023		(1,652,978,810)		(1,652,862,171)		1,196,207,416		66,730,591		1,002,130		(28,679,410)		21,366,405		8,106,714		(2,917,596,017)		(116,639)
Transfer to accumulated deficit																(8,106,714)		8,106,714
Increase in Certificates of Contribution “A”		156,509,050		156,509,050		156,509,050
Total comprehensive (loss) income		(487,305,976)		(487,148,228)								90,095,800		203,171,826		(780,415,854)				(157,748)
Ending Balance at Dec. 31, 2024		(1,983,775,736)		(1,983,501,349)		1,352,716,466		66,730,591		1,002,130		61,416,390		224,538,231		(780,415,854)		(2,909,489,303)		(274,387)
Transfer to accumulated deficit																780,415,854		(780,415,854)
Increase in Certificates of Contribution “A”		395,313,191		395,313,191		395,313,191
Total comprehensive (loss) income	$ (17,662,876)	(317,343,625)		(317,343,806)								(62,029,769)		(173,642,194)		(81,671,843)				181
Ending Balance at Dec. 31, 2025	$ (106,074,359)	$ (1,905,806,170)	$ (106,059,097)	$ (1,905,531,964)	$ 97,292,750	$ 1,748,029,657	$ 3,714,126	$ 66,730,591	$ 55,777	$ 1,002,130	$ (34,140)	$ (613,379)	$ 2,832,798	$ 50,896,037	$ (4,545,734)	$ (81,671,843)	$ (205,374,674)	$ (3,689,905,157)	$ (15,262)	$ (274,206)